Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Principles of Consolidation:

(a)Principles of Consolidation: The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), and include the accounts of the legal entities comprising the Partnership as discussed in Note 1. Intra-group balances and transactions have been eliminated upon consolidation.

Use of Estimates:

(b)Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the amounts of revenues and expenses recognized during the reporting period. Actual results could differ from those estimates.

Accounting for Revenue, Voyage and Operating Expenses:

(c)Accounting for Revenue, Voyage and Operating Expenses: The Partnership generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered on time charters, bareboat charters or voyage charters.

A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable in advance. A time charter generally provides typical warranties and owner protective restrictions. The performance obligations in a time charter are satisfied over the term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the owner of the vessel. Some of the Partnership’s time charters may also contain profit sharing provisions, under which the Partnership can realize additional revenues in the event that spot rates are higher than the base rates in these time charters. A bareboat charter is a contract in which the vessel owner provides the vessel to the charterer for a fixed period of time at a specified daily rate, which is generally payable in advance, and the charterer generally assumes all risk and costs of operation during the bareboat charter period. Time and bareboat charters are considered operating leases and therefore do not fall under the scope of Accounting Standards Codification (“ASC”) 606 because (i) the vessel is an identifiable asset (ii) the owner of the vessel does not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. Revenues from time and bareboat charters are recognized ratably on a straight line basis over the period of the respective charter. Revenues from profit sharing arrangements in time charters are recognized in the period earned. Under time and bareboat charter agreements, all voyages expenses, except commissions are assumed by the charterer. Operating costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubricants are paid for by the Partnership under time charter agreements.

A voyage charter is a contract in which the vessel owner undertakes to transport a specific amount and type of cargo on a load port-to-discharge port basis, subject to various cargo handling terms. The Partnership accounts for a voyage charter when all the following criteria are met: (1) the parties to the contract have approved the contract in the form of a written charter agreement and are committed to perform their respective obligations, (2) the Partnership can identify each party’s rights regarding the services to be transferred, (3) the Partnership can identify the payment terms for the services to be transferred, (4) the charter agreement has commercial substance (that is, the risk, timing, or amount of the Partnership’s future cash flows is expected to change as a result of the contract) and (5) it is probable that the Partnership will collect substantially all of the consideration to which it will be entitled in exchange for the services that will be transferred to the charterer. The Partnership determined that its voyage charters consist of a single performance obligation which is met evenly as the voyage progresses and begin to be satisfied once the vessel is ready to load the cargo. The voyage charter party agreement generally has a demurrage clause according to which the charterer reimburses the vessel owner for any potential delays exceeding the allowed lay-time as per the charter party clause at the ports visited which is recorded as demurrage revenue. Revenues from voyage charters are recognized on a straight line basis over the voyage duration which commences once the vessel is ready to load the cargo and terminates upon the completion of the discharge of the cargo. In voyage charters, vessel operating and voyage expenses are paid for by the Partnership. The voyage charters are considered service contracts which fall under the provisions of ASC 606 because the Partnership retains control over the operations of the vessels such as the routes taken or the vessels’ speed.

Deferred revenue represents cash received for undelivered performance obligations and deferred revenue resulting from straight-line revenue recognition in respect of charter agreements that provide for varying charter rates. The portion of the deferred revenue that will be earned within the next twelve months is classified as current liability and the remaining as long-term liability.

Vessel voyage expenses are direct expenses to voyage revenues and primarily consist of brokerage commissions, port expenses, canal dues and bunkers. Brokerage commissions are paid to shipbrokers for their time and efforts for negotiating and arranging charter party agreements on behalf of the Partnership and are expensed over the related charter period. All other voyage expenses are expensed as incurred, except for expenses during the ballast portion of the voyage (period between the contract date and the date of the vessel’s arrival to the load port). Any expenses incurred during the ballast portion of the voyage such as bunker expenses, canal tolls and port expenses are deferred and are recognized on a straight-line basis, in voyage expenses, over the voyage duration as the Partnership satisfies the performance obligations under the contract provided these costs are (1) incurred to fulfill a contract that we can specifically identify, (2) able to generate or enhance resources of the company that will be used to satisfy performance of the terms of the contract, and (3) expected to be recovered from the charterer. These costs are considered ‘contract fulfillment costs’ and are included in ‘prepayments and other assets’ in the consolidated balance sheets.

Vessel operating expenses presented in the consolidated financial statements mainly consist of:

•	Management fees payable to the Partnership’s manager, Capital Ship Management Corp. (the “Manager” or “CSM”) under a type of Management agreement (Note 4); and
•	Crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating expenses.

Vessel operating expenses are expensed as incurred.

Foreign Currency Transactions:

(d)Foreign Currency Transactions: The functional currency of the Partnership is the U.S. Dollar because the Partnership’s vessels operate in international shipping markets that utilize the U.S. Dollar as the functional currency. The accounting records of the Partnership are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in currencies other than the U.S. Dollar, are translated into the functional currency using the exchange rate at those dates. Gains or losses resulting from foreign currency transactions are included in other income in the consolidated statements of comprehensive (loss) / income.

Cash and Cash Equivalents:

(e)Cash and Cash Equivalents: The Partnership considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Restricted Cash:

(f)Restricted cash: For the Partnership to comply with debt covenants under its credit facilities, it must maintain minimum cash deposits. Such deposits are considered by the Partnership to be restricted cash.

Trade Accounts Receivable:

(g)Trade Accounts Receivable: The amount shown as trade accounts receivable primarily consists of earned revenue that has not been billed yet or that has been billed but not yet collected. At each balance sheet date all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate write off. As of December 31, 2018 and 2017 there were no write offs.

Inventories:

(h)Inventories: Inventories consist of consumable bunkers, lubricants, spares and stores and are stated at the lower of cost and net realizable value. Net realizable value is the estimated selling prices less reasonably predictable costs of disposal and transportation. The cost is determined by the first-in, first-out method.

Vessels Held for Sale:

(i)Vessels Held for Sale: The Partnership classifies vessels as being held for sale when the following criteria are met: (i) management is committed to sell the asset; (ii) the asset is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less costs to sell. These vessels are not depreciated once they meet the criteria to be classified as held for sale.

If a plan to sell a vessel is cancelled, the Partnership reclassifies the vessel as held for use and re-measures it at the lower of (i) its carrying amount before the vessel was classified as held for sale, adjusted for any depreciation expense that would have been recognized if the vessel had been continuously classified as held and used and (ii) its fair value at the date of the subsequent decision not to sell.

Fixed Assets:

(j)Fixed Assets: Fixed assets consist of vessels, which are stated at cost, less accumulated depreciation. Vessel cost consists of the contract price for the vessel and any material expenses incurred upon their construction (improvements and delivery expenses, on-site supervision costs incurred during the construction periods, as well as capitalized interest expense during the construction period). Vessels acquired through acquisition of businesses are recorded at their acquisition date fair values. The cost of each of the Partnership’s vessels is depreciated, beginning when the vessel is ready for its intended use, on a straight-line basis over the vessel’s remaining economic useful life, after considering the estimated residual value. Management estimates the scrap value of the Partnership’s vessels to be $0.2 per light weight ton (LWT) and useful life to be 25 years.

Impairment of Long-Lived Assets:

(k)Impairment of Long-lived Assets: An impairment loss on long-lived assets is recognized when indicators of impairment are present and the carrying amount of the long-lived asset is greater than its fair value and not believed to be recoverable. In determining future benefits derived from use of long-lived assets, the Partnership performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets. If the carrying value of the asset, including any related intangible assets and liabilities, exceeds its undiscounted future net cash flows, the carrying value is reduced to its fair value. Various factors including future charter rates and vessel operating costs are included in this analysis.

In recent years, changing market conditions resulted in a decrease in charter rates and values of assets. The Partnership considered these market developments as indicators of potential impairment of the carrying amount of its long-lived assets. The Partnership has performed an undiscounted cash flow test based on U.S. GAAP as of December 31, 2018 and 2017, determining undiscounted projected net operating cash flows for the vessels and comparing them to the carrying values of the vessels, and any related intangible assets and liabilities. In developing estimates of future cash flows, the Partnership made assumptions about future charter rates, utilization rates, vessel operating expenses, future dry docking costs and the estimated remaining useful life of the vessels. These assumptions are based on historical trends as well as future expectations that are in line with the Partnership’s historical performance and expectations for the vessels’ utilization under the current deployment strategy. Based on these assumptions, the Partnership determined that the vessels held for use and their related intangible assets and liabilities were not impaired as of December 31, 2018 and 2017.

Deferred charges, net:

(l)Deferred charges, net: Deferred charges, net are comprised mainly of dry docking costs. The Partnership’s vessels are required to be dry docked every thirty to sixty months for major repairs and maintenance that cannot be performed while the vessels are under operation. The Partnership has adopted the deferral method of accounting for dry docking activities whereby costs incurred are deferred and amortized on a straight line basis over the period until the next scheduled dry docking activity.

Intangible assets:

(m)Intangible assets: The Partnership records all identified tangible and intangible assets or any liabilities associated with the acquisition of a business or an asset at fair value. When a vessel or a business that owns a vessel is acquired with an existing charter agreement, the Partnership considers whether any value should be assigned to the attached charter agreement acquired. The value to be assigned to the charter agreement is based on the difference of the contractual charter rate of the agreement acquired and the prevailing market rate for a charter of equivalent duration at the time of the acquisition, determined by independent appraisers as at that date. The resulting above-market (assets) or below-market (liabilities) charters are amortized using the straight line method as a reduction or increase, respectively, to revenues over the remaining term of the charters.

Net Income Per Limited Partner Unit:

(n)Net Income Per Limited Partner Unit: Basic net income per limited partner unit is calculated by dividing the Partnership’s net income less net income allocable to preferred unit holders, general partner’s interest in net income (including incentive distribution rights (“IDR”)) and net income allocable to unvested units, by the weighted-average number of common units outstanding during the period (Note 14). Diluted net income per limited partner unit reflects the potential dilution that could occur if securities or other contracts to issue limited partner units were exercised.

Segment Reporting:

(o)Segment Reporting: The Partnership reports financial information and evaluates its operations by charter revenues and not by the length, type of vessel or type of ship employment for its customers, i.e. time or bareboat charters. The Partnership does not use discrete financial information to evaluate the operating results for each such type of charter or vessel. Although revenue can be identified for these types of charters or vessels, management cannot and does not identify expenses, profitability or other financial information for these various types of charters or vessels. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Partnership has determined that it operates as one reportable segment. Furthermore, when the Partnership charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Omnibus Incentive Compensation Plan:

(p)Omnibus Incentive Compensation Plan: Equity compensation expense represents vested and unvested units granted to employees and to non-employee directors, for their services as directors, as well as to non-employees and are included in general and administrative expenses in the consolidated statements of comprehensive (loss) / income. These units are measured at their fair value equal to the market value of the Partnership’s common units on the grant date. The units that contain a time-based service vesting condition are considered unvested units on the grant date and the total fair value of such units is recognized on a straight-line basis over the requisite service period. (Note 13).

Recent Accounting Pronouncements:

(q)Recent Accounting Pronouncements: In January 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2017-01 Business Combinations to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. Under prior implementation guidance the existence of an integrated set of acquired activities (inputs and processes that generate outputs) constitutes an acquisition of business. This ASU provides a screen to determine when a set of assets and activities does not constitute a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This update was effective for public entities with reporting periods beginning after December 15, 2017, including interim periods within those years. The amendments of this ASU should be applied prospectively on or after the effective date. Early adoption was permitted, including adoption in an interim period 1) for transactions for which the acquisition date occurs before the issuance date or effective date of the ASU, only when the transaction has not been reported in financial statements that have been issued or made available for issuance and 2) for transactions in which a subsidiary is deconsolidated or a group of assets is derecognized that occur before the issuance date or effective date of the amendments, only when the transaction has not been reported in financial statements that have been issued or made available for issuance. During 2018, the Partnership adopted this ASU. The implementation of this ASU resulted in acquisitions of vessel owning companies being treated as asset acquisitions while under the old standard they may have been treated as acquisitions of a business. However, there is no impact on the financial statements of the Partnership as in both cases the transaction price was allocated to the vessel and the attached time charter.

In November 2016, the FASB issued ASU 2016-18 – Restricted cash. This ASU requires that a statement of cash flows explains the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning of period and end of period total amounts shown on the statement of cash flows. This update was effective for public entities with reporting periods beginning after December 15, 2017, including interim periods within those years and is required to be applied retrospectively. Early adoption was permitted, including adoption in an interim period. The implementation of this update on January 1, 2018, affected the presentation in the statement of cash flows relating to changes in restricted cash which are presented as part of cash, whereas previously the Partnership presented these within investing activities.  The implementation had no impact on the Partnership’s balance sheet and statement of comprehensive (loss) / income.

In August 2016, the FASB issued ASU 2016-15 – classification of certain cash payments and cash receipts. This ASU addresses certain cash flow issues with the objective of reducing the existing diversity in practice. This update was effective for public entities with reporting periods beginning after December 15, 2017, including interim periods within those years. Early adoption was permitted, including adoption in an interim period. There was no impact from the adoption of this update as the Partnership’s classification of the related cash payments and cash receipts has always been reported as described in the ASU.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The main provision of this ASU is the recognition of lease assets and lease liabilities by lessees for those leases classified as operating leases. Accounting by lessors will remain largely unchanged from current U.S. GAAP. The requirements of this standard include an increase in required disclosures. The Partnership expects that its time charter arrangements will be subject to the requirements of the new leases standard, as the Partnership will be regarded as the lessor. The new leases standard requires a modified retrospective transition approach for all leases existing at, or entered into after the date of initial application, amended subsequently with ASU 2018-11 below adding an option to use certain transition relief. This standard is effective for public entities with reporting periods beginning after December 15, 2018, including interim periods within those years. Early adoption is permitted.

In July 2018, the FASB issued ASU 2018-11 to provide entities with relief from the costs of implementing certain aspects of the new leases standard, ASU 2016-02 (codified as ASC 842). Specifically, under the amendments in ASU 2018-11:

(a) Entities may elect not to recast the comparative periods presented when transitioning to ASC 842; and

(b) Lessors may elect not to separate lease and non-lease components when the following criteria are met: Criterion A — the timing and pattern of transfer for the lease component is the same as those for the non-lease component associated with that lease component and Criterion B — the lease component, if accounted for separately, would be classified as an operating lease.

The transition relief amendments in the ASU apply to entities that have not yet adopted ASC 842. The effective date and transition requirements for the amendments in this update for entities that have not adopted Topic 842 before the issuance of this update are the same as the effective date and transition requirements in Update 2016-02.

In December 2018, the FASB issued ASU 2018-20 to provide narrow scope improvements for lessors. The amendments in this update related to sales taxes and other similar taxes collected from lessees affect all lessors that elect the accounting policy election. In addition, amendments in this update related to lessor costs affect all lessor entities that have lease contracts that either require lessees to pay lessor costs directly to a third party or require lessees to reimburse lessors for costs paid by lessors directly to third parties. Finally, the amendments in this update related to recognition of variable payments for contracts with lease and non-lease components affect all lessor entities with variable payments that relate to both lease and non-lease components. The effective date and transition requirements for the amendments in this update for entities that have not adopted Topic 842 before the issuance of this update are the same as the effective date and transition requirements in ASU 2016-02. The Partnership adopted this standard for the reporting period commencing on January 1, 2019 and elected the practical expedient under ASU 2018-11 for the vessels under time charter agreements. Furthermore, the Partnership applied the transition provisions of ASU 2016-02 at its adoption date, rather than the earliest comparative period presented in the financial statements, as permitted by ASU 2018-11. The nature of the lease component and non-lease component that were combined as a result of applying the practical expedient are the contract for the hire of a vessel and the fees for operating and maintaining the vessel respectively. The lease component is the predominant component and the Partnership accounts for the combined component as an operating lease in accordance with Topic 842. The Partnership applied topic 842 with no significant impact on its financial statements and as a result no adjustment was posted in the Partnership’s opening retained earnings as of January 1, 2019.

In May 2014, the FASB issued ASU No 2014-09 Revenue from Contracts with Customers. ASU 2014-09, as amended, outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance. The standard was effective for annual periods beginning after December 15, 2017, and interim periods therein, and is applied either retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. ASU 2014-09 defines a five-step process to achieve this core principle and, in doing so, more judgment and estimates may be required within the revenue recognition process than are required under existing U.S. GAAP. Under ASC 606, an entity is required to perform the following five steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations of the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfied a performance obligation. Additionally, the guidance requires improved disclosures as to the nature, amount, timing and uncertainty of revenue that is recognized. The Partnership adopted the provisions of ASC 606 on January 1, 2018 using the modified retrospective approach for contracts that are not completed at the date of initial application. As such, the comparative information has not been restated and continues to be reported under the accounting standards in effect for periods prior to January 1, 2018. The effect of the implementation of this update was insignificant as most of the Partnership’s vessels were operated under time charter arrangements as of December 31, 2017 and as a result no adjustment was posted in the Partnership’s opening retained earnings as of January 1, 2018. Time charter contracts are considered operating leases and therefore do not fall under the scope of ASC 606 because (i) the vessel is an identifiable asset (ii) the Company does not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. Since the Partnership’s performance obligation under each voyage contract is met evenly as the voyage progresses, the revenue is recognized on a straight-line basis over the voyage days from the date the vessel is ready to load the cargo to completion of its discharge and is not related to the timing of payment received from the customer.

Payment terms under voyage charters are disclosed in the relevant voyage charter agreements. Prior to the adoption of this standard, revenues generated under voyage charter agreements were recognized on a pro-rata basis over the period of the voyage which was deemed to commence upon the later of the completion of discharge of the vessel’s previous cargo or upon vessel’s arrival at the agreed upon port, and deemed to end upon the completion of discharge of the delivered cargo.

Further, the adoption of ASC 606 impacted the accounts receivable, the prepayments and other assets and the current liabilities on our balance sheet as of December 31, 2018. Under ASC 606, receivables represent an entity’s unconditional right to consideration, whether billed or unbilled. As of December 31, 2018 prepayments and other assets include bunker expenses of $397 incurred between the contract date and the date of the vessel’s arrival to the load port. As of January 1, 2018 there was no balance relating to contract fulfillment costs. As of December 31, 2018 and 2017 the unearned revenue related to undelivered performance obligations amounted to $371 and $0 respectively. The Partnership will recognize this revenue in the first quarter of 2019 as the performance obligations are met.

The following table shows the revenues earned from time and bareboat charters and voyage charters from continuing operations for the year ended December 31, 2018:

For the year ended December 31, 2018
Time and bareboat charters (operating leases)	$107,923
Voyage charters (accounted for under ASC 606)	9,672
Total	$117,595

The following table presents the impact of the adoption of ASU 2014-09 on our balance sheet at December 31, 2018:

	As at December 31, 2018
	As reported	Balances without adoption of ASU 2014-09	Effect of change
Assets
Current Assets
Trade accounts receivable	$16,126	$17,526	$(1,400)
Prepayments and other assets	2,017	1,620	397
Liabilities
Current liabilities	115,159	115,194	35

The following table presents the impact of the adoption of ASU 2014-09 on our statement of comprehensive (loss) / income:

	For the year ended December 31, 2018
	As reported	Balances without adoption of ASU 2014-09	Effect of change
Partnership’s net income from discontinued operations	7,507	8,475	(968)
Partnership’s net (loss) / income from operations	(104)	864	(968)

Net income from discontinued operations per common unit basic and diluted (adjusted for the March 2019 Reverse Split)	0.41	0.46	(0.05)

Net loss from operations per common unit basic and diluted (adjusted for the March 2019 Reverse Split)	(0.60)	(0.55)	(0.05)

The adoption of ASC 606 had no impact on net cash provided by operating activities, investing activities and financing activities for the year ended December 31, 2018.